Lease - Schedule of lease expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 1,103	¥ 946	¥ 801
Interest of lease liabilities	62	73	84
Expenses for short-term lease within 12 months	1,075	(153)	156
Total lease cost	¥ 2,240	¥ 866	¥ 1,041